FORM 13F

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: September 30, 2001

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                          [ ] is a restatement.
                          [ ] adds new holdings entries

              Institutional Investment Manager Filing this Report:
                       Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1325
                         San Francisco, California 94111

                          Form 13F File Number: 28-3896

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                                 Managing Member
                                 (415) 421-2132



                            /s/  Mark C. Wehrly
                            -------------------------
                            San Francisco, California
                                November 14, 2001



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       114

                    Form 13 F Information Table Value Total:

                             $ 2,314,945 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-6372
Name:  Farallon Partners, L.L.C.



Farallon Capital Managment, L.L.C.
FORM 13F
September 30, 2001



                                                                                                                  Voting Authority
                                                              Value     Shares/  Sh/ Put/ Investment Other        ----------------
Name of Issuer                 Title of class     CUSIP      (x$1000)   Prn Amt  Prn Call Discretion Managers     Sole   Shared None
------------------------------ ----------------   ---------  --------  --------- --- ---- ---------- --------  ---------- ----- ----
Adaptec Inc.                   COM                00651F108     4,441    565,000 SH       Other      01           565,000
Allied Waste Industries        COM PAR $ .01 NEW  019589308    12,792  1,003,300 SH       Other      01         1,003,300
American International Group   COM                026874107   112,554  1,442,996 SH       Other      01         1,442,996
American Standard Corp.        COM                029712106    17,501    318,200 SH       Other      01           318,200
Amresco Capital Trust          COM SH BEN INT     031919103       521  1,722,011 SH       Other      01         1,722,011
Anchor Gaming                  COM                033037102    12,807    308,600 SH       Other      01           308,600
Anderson Exploration           COM                033901109    60,735  2,419,600 SH       Other      01         2,419,600
Applied Micro Circuits Corp    COM                03822W109       278     39,739 SH       Other      01            39,739
Argosy Gaming                  COM                040228108     7,635    291,400 SH       Other      01           291,400
Astec Industries Inc           COM                046224101     5,226    401,700 SH       Other      01           401,700
AT&T Canada                    DEPS RCPT CL B     00207Q202    48,331  1,666,000 SH       Other      01         1,666,000
Banco Latinoamericano Exp      COM                P16994132    15,001    516,400 SH       Other      01           516,400
Bancwest Corporation           COM                059790105    33,564    960,900 SH       Other      01           960,900
Big City Radio                 COM                089098107        39     17,500 SH       Other      01            17,500
Brookfield Properties Corp.    COM                112900105    13,695    744,203 SH       Other      01           744,203
Capital Pacific Holdings       COM                14040M104     8,570  2,809,851 SH       Other      01         2,809,851
Catalytica Energy Systems      COM                148884109     5,864    765,538 SH       Other      01           765,538
Cheap Tickets Inc              COM                162672109    11,765    717,800 SH       Other      01           717,800
Chevrontexaco Corp             COM                166764100   325,546  5,008,400 SH       Other      01         5,008,400
City Investing Co Liq. Tr      UNIT BEN INT       177900107    20,681 12,023,729 SH       Other      01        12,023,729
Clarion Commercial Hldgs       COM                18051W109       411     53,000 SH       Other      01            53,000
C-Mac Industries               COM                125920108     5,862    294,000 SH       Other      01           294,000
CNA Financial Corp             COM                126117100    28,411  1,050,700 SH       Other      01         1,050,700
Conestoga Enterprises          COM                207015108       209      9,100 SH       Other      01             9,100
Copper Mountain Networks Inc.  COM                217510106       681    851,200 SH       Other      01           851,200
Cypress Semiconductor          SB NT CV 3.75% 05  232806AF6    13,814 17,710,000 PRN      Other      01        17,710,000
Davita Inc                     COM                23918k108    13,168    647,100 SH       Other      01           647,100
Devx Energy Inc.               COM NEW            25189P203     6,070  1,167,300 SH       Other      01         1,167,300
Dime Savings Bank              COM                25429Q102    45,592  1,159,500 SH       Other      01         1,159,500
Dow Chemical                   COM                260543103     3,763    114,864 SH       Other      01           114,864
Duramed Pharmaceuticals        COM                266354109     5,082    251,100 SH       Other      01           251,100
Elan Wts                       WT EXP 011403      284131802    10,000    250,000 SH       Other      01           250,000
Emcor Group                    COM                29084Q100     7,632    239,246 SH       Other      01           239,246
FBR Asset Investment Corp      COM                30241E303     2,310    100,000 SH       Other      01           100,000
Fifth Third Bancorp            COM                316773100     9,486    154,299 SH       Other      01           154,299
Fisher Scientific Intl         COM NEW            338032204     7,158    281,803 SH       Other      01           281,803
FleetBoston Financial          COM                339030108    20,609    560,777 SH       Other      01           560,777
FMC Corp                       COM                302491303     3,062     62,500 SH       Other      01            62,500
G & K Services Inc. A          COM                361268105     5,140    193,600 SH       Other      01           193,600
Galileo International Inc      COM                363547100    49,000  2,360,300 SH       Other      01         2,360,300
Gartner Group                  COM                366651107    15,464  1,708,700 SH       Other      01         1,708,700
Gartner Group                  COM CL B           366651206    11,713  1,346,280 SH       Other      01         1,346,280
General Maritime Corp          COM                Y2692M103     8,866    990,600 SH       Other      01           990,600
General Motors (H Class)       COM CL H           370442832     4,132    310,000 SH       Other      01           310,000
General Semiconductor Inc.     COM                370787103     6,787    706,952 SH       Other      01           706,952
Global Light Telecom Inc       COM                37934X100       195     94,900 SH       Other      01            94,900
Global Marine Inc.             COM                379352404     2,758    197,000 SH       Other      01           197,000
Golden State Bancorp           COM                381197102    42,907  1,411,400 SH       Other      01         1,411,400
Golden State Bancorp - Lit WT  COM EXP 00000      381197136     4,975  3,948,038 SH       Other      01         3,948,038
GPU Inc                        COM                36225X100    19,078    472,700 SH       Other      01           472,700
Health Net, Inc.               COM                42222G108    20,587  1,071,100 SH       Other      01         1,071,100
Heidrick & Struggles           COM                422819102       143     10,000 SH       Other      01            10,000
I2 Technologies                SUB NT CV 5.25% 06 465754AF6    40,320 63,000,000 PRN      Other      01        63,000,000
Industrie Natuzzi ADR          COM                456478106     5,516    503,700 SH       Other      01           503,700
Innovative Solutions           COM                45769N105       358     49,200 SH       Other      01            49,200
Interlogix Inc.                COM                458763109     9,460    390,924 SH       Other      01           390,924
JDS Uniphase Corp              COM                46612J101     2,518    398,400 SH       Other      01           398,400
Johnson & Johnson              COM                478160104    53,494    965,594 SH       Other      01           965,594
JP Morgan                      COM                46625H100    13,233    387,490 SH       Other      01           387,490
Juniper Networks               SB NT CV 4.75% 07  48203RAA2    12,988 20,616,000 PRN      Other      01        20,616,000
Juno Lighting                  COM NEW            482047206     4,711    520,526 SH       Other      01           520,526
Koger Equity Inc               COM                500228101    24,181  1,397,727 SH       Other      01         1,397,727
Korn/Ferry International       COM                500643200    17,746  2,151,000 SH       Other      01         2,151,000
Loews Corp.                    COM                540424108    16,397    354,300 SH       Other      01           354,300
Louis Dreyfus Nat Gas          COM                546011107     3,112     80,000 SH       Other      01            80,000
Martin Marietta Materials      COM                573284106    33,779    863,700 SH       Other      01           863,700
Maxicare Health Plans Inc      COM PAR $ .01 NEW  577904204         5    460,000 SH       Other      01           460,000
Maxim Integrated Products      COM                57772K101     2,916     83,457 SH       Other      01            83,457
Methanex Corp                  COM                59151K108       134     27,800 SH       Other      01            27,800
Mitchell Energy & Dev          CL A               606592202     8,099    161,600 SH       Other      01           161,600
Molex Inc.                     CL A               608554200     6,476    266,500 SH       Other      01           266,500
Momentum Business Apps         CL A               60877P108    15,002    822,024 SH       Other      01           822,024
Network Associates Inc.        COM                640938106    21,570  1,673,400 SH       Other      01         1,673,400
Newport News Shipbuilding      COM                652228107    20,496    305,000 SH       Other      01           305,000
Niagara Mohawk Power           COM                653520106    61,394  3,617,800 SH       Other      01         3,617,800
Oakley Inc.                    COM                673662102       690     55,000 SH       Other      01            55,000
On Command Corp                COM                682160106     1,367    624,000 SH       Other      01           624,000
PG&E Corporation               COM                69331c108    47,477  3,123,500 SH       Other      01         3,123,500
Pinnacle Holdings Inc.         COM                72346N101        74    190,000 SH       Other      01           190,000
Playtex Products               COM                72813P100     9,611    946,900 SH       Other      01           946,900
Profit Recovery Grp            COM                743168106    16,870  1,725,000 SH       Other      01         1,725,000
PSS World Medical              COM                69366A100    12,012  1,259,100 SH       Other      01         1,259,100
Quebecor World Inc.            COM NON-VTG        748203106     9,559    381,200 SH       Other      01           381,200
Rait Investment Trust          COM                749227104     3,059    191,800 SH       Other      01           191,800
Ralston Purina Co              COM                751277302   232,073  7,075,400 SH       Other      01         7,075,400
Roxio Inc                      COM                780008108       654     42,997 SH       Other      01            42,997
Rubio's Restaurants            COM                78116B102     1,015    298,391 SH       Other      01           298,391
SCI Systems, Inc               COM                783890106    14,139    785,500 SH       Other      01           785,500
Scripps Co.                    CL A               811054204    24,096    395,600 SH       Other      01           395,600
Sealed Air Corp                COM                81211K100     3,350     91,800 SH       Other      01            91,800
Sealed Air Pfd                 PFD                81211K209    54,435  1,378,101 SH       Other      01         1,378,101
Sempra Energy                  COM                816851109    16,776    677,800 SH       Other      01           677,800
Sensormatic Electronics        COM                817265101    62,758  2,661,500 SH       Other      01         2,661,500
Shopko Stores, Inc             COM                824911101     2,972    358,500 SH       Other      01           358,500
Smith Charles E Residential    COM                832197107    20,173    391,700 SH       Other      01           391,700
Starwood Lodging Trust         COM                85590A203    19,470    885,000 SH       Other      01           885,000
Station Casinos                COM                857689103    15,621  1,859,700 SH       Other      01         1,859,700
Telecom Argentina SA-ADR       COM                879273209     3,617    416,200 SH       Other      01           416,200
Telephone & Data Sys Inc       COM                879433100    30,902    327,700 SH       Other      01           327,700
Transocean Sedco Forex         COM                G90078109    12,589    476,850 SH       Other      01           476,850
Trenwick Group Ltd.            COM                G9032C109     2,988    368,000 SH       Other      01           368,000
U S Bancorp                    COM                902973304    28,597  1,289,277 SH       Other      01         1,289,277
Ultramar Diamond Shamrock      COM                904000106    37,839    789,300 SH       Other      01           789,300
United Stationers Inc          COM                913004107    69,295  2,319,900 SH       Other      01         2,319,900
Veritas Software Corp          COM                923436109     1,647     89,311 SH       Other      01            89,311
Viacom Cl B                    COM                925524308    12,601    365,253 SH       Other      01           365,253
Wal-Mart Stores                COM                931142103     6,277    126,800 SH       Other      01           126,800
Waste Management Inc           COM                94106L109    28,679  1,072,500 SH       Other      01         1,072,500
Western Resources Inc          COM                959425109    13,713    828,600 SH       Other      01           828,600
Westvaco Corp                  COM                961548104     8,609    335,000 SH       Other      01           335,000
Willamette Industries          COM                969133107     5,174    115,000 SH       Other      01           115,000
Wisconsin Central Transportati COM                976592105     7,860    460,200 SH       Other      01           460,200
Worldcom Inc-Worldcom Group    COM                98157D106     8,822    586,600 SH       Other      01           586,600
WP Stewart & Co Ltd            COM                G84922106       969     50,000 SH       Other      01            50,000